Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of Stockholders' Equity [Abstract]
Beginning balance			¥ 7,420	¥ 6,548
Comprehensive income
Net income			85	148
Other comprehensive income
Net change of foreign currency translation adjustments			502	34
Total other comprehensive income			502	34
Comprehensive income	¥ 240	¥ 143	587	182
Dividends			(294)	0
Ending balance	¥ 7,713	¥ 6,730	¥ 7,713	¥ 6,730